Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001227155
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Money Market Portfolio (First Prospectus Summary) | Money Market Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPUXX
Prime Portfolio (First Prospectus Summary) | Prime Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPFXX
Government Portfolio (First Prospectus Summary) | Government Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVRXX
Government Securities Portfolio (First Prospectus Summary) | Government Securities Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIXX
Treasury Portfolio (First Prospectus Summary) | Treasury Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISXX
Treasury Securities Portfolio (First Prospectus Summary) | Treasury Securities Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSUXX
Tax-Exempt Portfolio (First Prospectus Summary) | Tax-Exempt Portfolio | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTXXX
Money Market Portfolio (Second Prospectus Summary) | Money Market Portfolio | Institutional Select Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRXX
Prime Portfolio (Second Prospectus Summary) | Prime Portfolio | Institutional Select Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPEXX
Government Portfolio (Second Prospectus Summary) | Government Portfolio | Institutional Select Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSXX
Government Securities Portfolio (Second Prospectus Summary) | Government Securities Portfolio | Institutional Select Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSVXX
Treasury Portfolio (Second Prospectus Summary) | Treasury Portfolio | Institutional Select Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSXX
Treasury Securities Portfolio (Second Prospectus Summary) | Treasury Securities Portfolio | Institutional Select Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSXX
Tax-Exempt Portfolio (Second Prospectus Summary) | Tax-Exempt Portfolio | Institutional Select Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXSXX
Money Market Portfolio (Third Prospectus Summary) | Money Market Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOXX
Prime Portfolio (Third Prospectus Summary) | Prime Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPVXX
Government Portfolio (Third Prospectus Summary) | Government Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVVXX
Government Securities Portfolio (Third Prospectus Summary) | Government Securities Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVIXX
Treasury Portfolio (Third Prospectus Summary) | Treasury Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTNXX
Treasury Securities Portfolio (Third Prospectus Summary) | Treasury Securities Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNVXX
Tax-Exempt Portfolio (Third Prospectus Summary) | Tax-Exempt Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIXX
Money Market Portfolio (Fourth Prospectus Summary) | Money Market Portfolio | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MANXX
Prime Portfolio (Fourth Prospectus Summary) | Prime Portfolio | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMXX
Government Portfolio (Fourth Prospectus Summary) | Government Portfolio | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOXX
Government Securities Portfolio (Fourth Prospectus Summary) | Government Securities Portfolio | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGAXX
Treasury Portfolio (Fourth Prospectus Summary) | Treasury Portfolio | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTTXX
Treasury Securities Portfolio (Fourth Prospectus Summary) | Treasury Securities Portfolio | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMXX
Tax-Exempt Portfolio (Fourth Prospectus Summary) | Tax-Exempt Portfolio | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXAXX
Money Market Portfolio (Fifth Prospectus Summary) | Money Market Portfolio | Advisory Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVSXX
Prime Portfolio (Fifth Prospectus Summary) | Prime Portfolio | Advisory Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAVXX
Government Portfolio (Fifth Prospectus Summary) | Government Portfolio | Advisory Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAYXX
Government Securities Portfolio (Fifth Prospectus Summary) | Government Securities Portfolio | Advisory Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVAXX
Treasury Portfolio (Fifth Prospectus Summary) | Treasury Portfolio | Advisory Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAOXX
Treasury Securities Portfolio (Fifth Prospectus Summary) | Treasury Securities Portfolio | Advisory Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVYXX
Tax-Exempt Portfolio (Fifth Prospectus Summary) | Tax-Exempt Portfolio | Advisory Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MADXX
Money Market Portfolio (Sixth Prospectus Summary) | Money Market Portfolio | Participant Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMNXX
Prime Portfolio (Sixth Prospectus Summary) | Prime Portfolio | Participant Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPNXX
Government Portfolio (Sixth Prospectus Summary) | Government Portfolio | Participant Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGPXX
Government Securities Portfolio (Sixth Prospectus Summary) | Government Securities Portfolio | Participant Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGPXX
Treasury Portfolio (Sixth Prospectus Summary) | Treasury Portfolio | Participant Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCXX
Treasury Securities Portfolio (Sixth Prospectus Summary) | Treasury Securities Portfolio | Participant Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRXX
Tax-Exempt Portfolio (Sixth Prospectus Summary) | Tax-Exempt Portfolio | Participant Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXPXX
Money Market Portfolio (7Prospectus Summary) | Money Market Portfolio | Cash Management Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSHXX
Prime Portfolio (7Prospectus Summary) | Prime Portfolio | Cash Management Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSPXX
Government Portfolio (7Prospectus Summary) | Government Portfolio | Cash Management Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSGXX
Government Securities Portfolio (7Prospectus Summary) | Government Securities Portfolio | Cash Management Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCHXX
Treasury Portfolio (7Prospectus Summary) | Treasury Portfolio | Cash Management Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MREXX
Treasury Securities Portfolio (7Prospectus Summary) | Treasury Securities Portfolio | Cash Management Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHSXX
Tax-Exempt Portfolio (7Prospectus Summary) | Tax-Exempt Portfolio | Cash Management Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMXX